Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The Fund’s outstanding debt as of December 31, 2024 and 2023 was as follows:

	As of December 31,
	2024					2023
	Total Aggregate					Total Aggregate
	Principal Amount		Principal			Principal Amount		Principal
	Committed/		Amount	Carrying		Committed/		Amount	Carrying
	Outstanding(1)		Outstanding	Value		Outstanding(1)		Outstanding	Value
Revolving Credit Facility	$1,810,000	(2)	$489,506	$489,453		$800,000	(2)	$460,349	$460,325
SG Funding Facility	1,825,000	(3)	861,811	861,811		1,000,000	(3)	250,000	250,000
SB Funding Facility	750,000		75,000	75,000		—		—	—
BNP Funding Facility	500,000		250,000	250,000		—		—	—
January 2037 CLO Notes(4)	476,000		476,000	473,120	(5)	—		—	—
March 2028 Notes	1,000,000		1,000,000	984,492	(5)(6)	—		—	—
August 2029 Notes	700,000		700,000	687,445	(5)(6)	—		—	—
February 2030 Notes	750,000		750,000	705,863	(5)(6)	—		—	—
Total	$7,811,000		$4,602,317	$4,527,184		$1,800,000		$710,349	$710,325
(1)	Represents the total aggregate amount committed or outstanding, as applicable, under such instrument. Borrowings under the committed Revolving Credit Facility , SG Funding Facility, SB Funding Facility and BNP Funding Facility (each as defined below) are subject to borrowing base and other restrictions.
(2)	Provides for a feature that allows the Fund, under certain circumstances, to increase the size of the Revolving Credit Facility to a maximum of $2,625,000 and $1,050,000, as of December 31, 2024 and 2023, respectively.
(3)	Provides for a feature that allows ASIF Funding I (as defined below), under certain circumstances, to increase the size of the SG Funding Facility to a maximum of $2,000,000.
(4)	Excludes the January 2037 CLO Subordinated Notes (as defined below), which were retained by the Fund and, as such, eliminated in consolidation.
(5)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(6)	The carrying value of the March 2028 Notes, the August 2029 Notes and the February 2030 Notes (each as defined below) as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Note 6 for more information on the interest rate swaps related to these unsecured notes issuances.

For the years ended December 31, 2024 and 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Revolving Credit Facility were as follows:

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
Stated interest expense	$17,236	$18,879	$—
Credit facility fees	4,778	1,652	—
Amortization of debt issuance costs	2,461	1,322	—
Total interest and credit facility fees expense	$24,475	$21,853	$—
Cash paid for interest expense	$17,915	$19,954	$—
Average stated interest rate	6.96%	7.16%	—%
Average outstanding balance	$243,676	$259,901	$—

For the years ended December 31, 2024 and 2023, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the SG Funding Facility were as follows:

	For the Years Ended December 31,
	2024	2023
Stated interest expense	$41,686	$1,323
Credit facility fees	4,986	1,103
Amortization of debt issuance costs	3,090	519
Total interest and credit facility fees expense	$49,762	$2,945
Cash paid for interest expense	$41,185	$1,655
Average stated interest rate	7.56%	7.86%
Average outstanding balance	$542,355	$38,365

For the year ended December 31, 2024, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the SB Funding Facility were as follows:

For the Year Ended December 31, 2024
Stated interest expense	$10,009
Credit facility fees	1,552
Amortization of debt issuance costs	592
Total interest and credit facility fees expense	$12,153
Cash paid for interest expense	$8,816
Average stated interest rate	7.39%
Average outstanding balance	$133,128

For the year ended December 31, 2024, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the BNP Funding Facility were as follows:

For the Year Ended December 31, 2024
Stated interest expense	$555
Amortization of debt issuance costs	93
Total interest and credit facility fees expense	$648
Cash paid for interest expense	$—
Average stated interest rate	5.88%
Average outstanding balance	$9,290
The following table presents information on the January 2037 CLO Notes as of December 31, 2024:For the year ended December 31, 2024, the components of interest expense, cash paid for interest expense, average stated interest rate (i.e., rate in effect plus the spread) and average outstanding balance for the January 2037 CLO Secured Notes were as follows.Certain key terms related to the features for the Unsecured Notes as of December 31, 2024 are listed below.Certain information related to the Fund’s interest rate swaps as of December 31, 2024 is presented below.

For the year ended December 31, 2024, the components of interest expense, cash paid for interest expense and average stated interest rate, net of effect of interest rate swaps for the Unsecured Notes were as follows.

For the Year Ended December 31, 2024
Stated interest expense(1)	$49,191
Amortization of debt issuance costs	648
Accretion of discount	707
Total interest expense	$50,546
Cash paid for interest expense(1)	$51,682
Average stated interest rate, net of effect of interest rate swaps	6.95%

(1)Includes the impact of the interest rate swaps.